UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-23395

                    Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Media Mogul Fund Semiannual Report — March 31, 2020
To Our Shareholders,	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

For the six months ended March 31, 2020, the net asset value (NAV) per share of Gabelli Media Mogul Fund decreased 29.2% compared with a decrease of 12.3% for the Standard & Poor’s (S&P) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the Schedule of Investments, as of March 31, 2020.

Comparative Results

Average Annual Returns through March 31, 2020 (a)(b) (Unaudited)
	Six Months	1 Year	3 Year	Since Inception (12/1/16)(c)
Gabelli Media Mogul Fund (MOGLX)	(29.17)%	(28.91)%	(10.37)%	(7.30)%
S&P 500 Index	(12.31)	(6.98)	5.10	7.19

In the current prospectus dated January 28, 2020, the gross expense ratio for the Fund is 4.12% and the net expense ratio after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 7 for the expense ratios for the six months ended March 31, 2020.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b) The Fund’s fiscal year ends September 30.
(c) Performance prior to the commencement of operations on April 1, 2019 is from the Predecessor Fund, Gabelli Media Mogul Nextshares.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Gabelli Media Mogul Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2019 through March 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Media Mogul Fund
Actual Fund Return
$1,000.00	$708.30	0.90%	$3.84
Hypothetical 5% Return
$1,000.00	$1,020.50	0.90%	$4.55

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2020:

Gabelli Media Mogul Fund

Content Creation and Aggregation	64.1%
TV and Broadband Services	14.9%
Digital Marketing and Retail	5.4%
Telecommunication Services	3.4%
Wireless Telecommunication Services	3.1%
U.S. Government Obligations	3.0%
Diversified Consumer Services	2.7%

Financial Services	1.9%
Telecommunications	0.5%
Other Assets and Liabilities (Net)	1.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Media Mogul Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.1%
	Content Creation and Aggregation — 61.2%
4,000	Borussia Dortmund GmbH & Co. KGaA	$25,752	$23,999
12,000	Discovery Inc., Cl. C†	271,933	210,480
5,000	GCI Liberty Inc., Cl. A†	199,929	284,850
8,000	Grupo Televisa SAB, ADR	86,828	46,400
6,000	iHeartMedia Inc., Cl. A†	93,219	43,860
14,000	ITV plc	35,051	11,480
12,000	Liberty Latin America Ltd., Cl. C†	224,554	123,120
15,100	Liberty Media Corp.- Liberty Braves, Cl. C†	314,804	287,806
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	242,446	206,560
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	446,967	379,440
3,200	Live Nation Entertainment Inc.†	92,971	145,472
16,000	Sirius XM Holdings Inc.	75,782	79,040
650	The Madison Square Garden Co., Cl. A†	127,846	137,417
2,000	ViacomCBS Inc., Cl. B	82,318	28,020

		2,320,400	2,007,944

	Digital Marketing and Retail — 5.4%
13,000	Liberty TripAdvisor Holdings Inc., Cl. A†	137,324	23,400
25,000	Qurate Retail Inc., Cl. A†	349,825	152,625

		487,149	176,025

	Diversified Consumer Services — 2.7%
720	Expedia Group Inc.	88,096	40,514
4,000	Monitronics International Inc.†	31,991	29,200
2,000	Trine Acquisition Corp.†	20,080	20,240

		140,167	89,954

	Financial Services — 1.9%
350	LendingTree Inc.†	81,123	64,187

	Telecommunication Services — 3.4%
1,000	AT&T Inc.	30,830	29,150
5,000	Loral Space & Communications Inc.†	189,420	81,250

		220,250	110,400

Shares		Cost	Market Value
	Telecommunications — 0.5%
6,000	Megacable Holdings SAB de CV	$25,018	$16,346

	TV and Broadband Services — 14.9%
250	Charter Communications Inc., Cl. A†	63,214	109,077
1,000	EchoStar Corp., Cl. A†	31,961	31,970
1,700	Liberty Broadband Corp., Cl. A†	117,957	181,900
7,500	Liberty Global plc, Cl. C†	200,529	117,825
1,600	Telenet Group Holding NV	93,502	48,422

		507,163	489,194

	Wireless Telecommunication Services — 3.1%
900	Millicom International Cellular SA	41,271	25,560
900	T-Mobile US Inc.†	51,460	75,510

		92,731	101,070

	TOTAL COMMON STOCKS	3,874,001	3,055,120

	PREFERRED STOCKS — 2.9%
	Content Creation and Aggregation — 2.9%
4,100	GCI Liberty Inc., 7.000%, Ser. A	93,238	94,382

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$ 100,000	U.S. Treasury Bill, 1.525%††, 04/23/20	99,907	99,999

	TOTAL INVESTMENTS — 99.0%	$4,067,146	3,249,501

	Other Assets and Liabilities (Net) — 1.0%		31,852

	NET ASSETS — 100.0%		$3,281,353

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $4,067,146)	$3,249,501
Foreign currency, at value (cost $2,133)	2,095
Receivable for Fund shares sold	319
Receivable from Adviser	30,688
Dividends receivable	3,717
Prepaid expenses	29,469

Total Assets	3,315,789

Liabilities:
Payable to custodian	900
Payable for investment advisory fees	11,112
Payable for audit fees	10,858
Payable for shareholder communications expenses	6,658
Payable for legal fees	2,701
Other accrued expenses	2,207

Total Liabilities	34,436

Net Assets
(applicable to 422,315 shares outstanding)	$3,281,353

Net Assets Consist of:
Paid-in capital	$4,345,227
Total distributable earnings	(1,063,874)

Net Assets	$3,281,353

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized

Net Asset Value, offering, and redemption price per share ($3,281,353 ÷ 422,315 shares outstanding)	$7.77

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $266)	$9,233
Interest	1,775

Total Investment Income	11,008

Expenses:
Investment advisory fees	23,200
Trustees’ fees	31,435
Legal and audit fees	10,774
Registration expenses	8,572
Shareholder communications expenses	3,716
Shareholder services fees	1,043
Custodian fees	877
Miscellaneous expenses	4,455

Total Expenses	84,072

Less:
Expense reimbursements (See Note 3)	(63,191)

Net Expenses	20,881

Net Investment Loss	(9,873)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(66,484)

Net change in unrealized appreciation/depreciation:
on investments	(1,288,287)
on foreign currency translations	2

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,288,285)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,354,769)

Net Decrease in Net Assets Resulting from Operations	$(1,364,642)

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
Operations:
Net investment loss	$(9,873)	$(19,260)
Net realized loss on investments and foreign currency transactions	(66,484)	(44,251)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,288,285)	(228,982)

Net Decrease in Net Assets Resulting from Operations	(1,364,642)	(292,493)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	80,306	729,790
Cost of shares redeemed	(87,326)	(1,522,433)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(7,020)	(792,643)

Total Decrease in Net Assets	(1,371,662)	(1,085,136)

Net Assets:
Beginning of year	4,653,015	5,738,151

End of period	$3,281,353	$4,653,015

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations					Ratios to Average Net Assets / Supplemental Data
Year Ended September 30(a)	Net Asset Value, Beginning of Period	Net Investment (Loss)(b)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse ments		Operating Expenses Net of Reimbursements		Portfolio Turnover Rate

2020(c)	$10.97	$(0.02)	$(3.18)	$(3.20)	$7.77	(29.17)%	$3,281	(0.43	)%(d)	3.62	%(d)	0.90	%(d)	6%
2019	11.48	(0.04)	(0.47)	(0.51)	10.97	(4.44)	4,653	(0.39)		4.12		0.90		31
2018	11.38	(0.06)	0.16	0.10	11.48	0.88	5,738	(0.54)		3.43		0.90		19
2017(e)	10.00	(0.05)	1.43	1.38	11.38	13.80	4,554	(0.54	)(d)	4.68	(d)	0.90	(d)	8

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Media Mogul NextShares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	For the six months ended March 31, 2020, unaudited.
(d)	Annualized.
(e)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Innovations Trust (the Innovations Trust), a Delaware statutory trust, was organized on December 6, 2018 and is the successor to Gabelli NextShares Trust, also a Delaware statutory trust that was organized on March 20, 2015 pursuant to a Plan of Reorganization approved by the Board of the NextShares Trust (the NextShares Trust). In this connection, The Gabelli Media Mogul Fund (the Fund), is the successor to the Gabelli Media Mogul NextShares, that commenced investment operations on December 1, 2016. On April 1, 2019, the Gabelli Media Mogul Fund commenced investment operations as a non-diversified open-end investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). In all material respects, the Fund has the same investment objective and strategies and complies with the investment guidelines and restrictions as those of the Gabelli Media Mogul NextShares.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$3,055,120	—	$3,055,120
Preferred Stocks(a)	94,382	—	94,382
U.S. Government Obligations	—	$99,999	99,999
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,149,502	$99,999	$3,249,501

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2020 or September 30, 2019.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2020, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. Permanent differences were primarily due to current year write off of net operating loss. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2019, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term Capital Loss Carryforward With No Expiration	$19,978
Long term Capital Loss Carryforward With No Expiration	10,432

Total Capital Loss Carryforwards	$30,410

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$4,141,973	$285,512	$(1,177,984)	$(892,472)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2021 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At March 31, 2020, the cumulative amount which the Fund may repay the Adviser is $63,191.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

For the period ended September 30, 2017, expiring September 30, 2020	$115,060
For the fiscal year ended September 30, 2018, expiring September 30, 2021	126,860
For the fiscal year ended September 30, 2019, expiring September 30, 2022	157,724
For the six months ended March 31, 2020, expiring September 30, 2023	63,191

Total	$462,835

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per special meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000 per year. The Chairman of the Nominating Committee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2020, other than short term securities and U.S. Government obligations, aggregated $363,046 and $256,109, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Fund paid $577 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2020, the Adviser did not seek reimbursement.

6. Significant Shareholder. As of March 31, 2020, 68.9% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2020 (Unaudited) Shares	Year Ended September 30, 2019 Shares
Shares sold	7,670	64,449
Shares redeemed	(9,497)	(140,307)

Net decrease	(1,827)	(75,858)

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Innovations Trust

GABELLI MEDIA MOGUL FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President and

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q120SR

Gabelli Pet Parents’TM Fund Semiannual Report — March 31, 2020
To Our Shareholders,	Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

For the six months ended March 31, 2020, the net asset value (NAV) per share of Gabelli Pet Parents’TM Fund increased 0.8% compared with a decrease of 12.3% for the Standard & Poor’s (S&P) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2020.

Comparative Results

Average Annual Returns through March 31, 2020 (a)(b) (Unaudited)

	Six Months	1 Year	Since Inception (06/19/18)(c)
Gabelli Pet Parents’ Fund	0.81%	(4.94)%	(5.53)%
S&P 500 Index	(12.31)	(6.98)	(1.74)

In the current prospectus dated January 28, 2020, the gross expense ratio for the Fund is 7.48%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 7 for the expense ratios for the six months ended March 31, 2020.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance prior to the commencement of operations on April 1, 2019 is from the Predecessor Fund, Gabelli Pet Parents’ Nextshares.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Gabelli Pet Parents’ Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2019 through March 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Pet Parents’ Fund
Actual Fund Return
$1,000.00	$1,008.10	0.90%	$4.52
Hypothetical 5% Return
$1,000.00	$1,020.50	0.90%	$4.55

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2020:

Gabelli Pet Parents’ Fund

U.S. Government Obligations	23.0%
Pet Products	18.3%
Pharmaceuticals	17.8%
Pet Services	15.2%
Pet Healthcare	14.6%
Pet Food and Nutrition	6.6%
Diagnostics	4.0%

Consumer Products	3.4%
Consumer Services	2.2%
Retail	1.6%
Other Assets and Liabilities (Net)	(6.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

Gabelli Pet Parents’ Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 83.7%
	Consumer Products — 3.4%
1,300	Oil-Dri Corp. of America	$41,962	$43,472
500	Spectrum Brands Holdings Inc.	26,495	18,185

		68,457	61,657

	Consumer Services — 2.2%
20	Amazon.com Inc.†	35,972	38,994

	Diagnostics — 4.0%
300	Heska Corp.†	21,322	16,590
225	IDEXX Laboratories Inc.†	43,843	54,504

		65,165	71,094

	Pet Food and Nutrition — 6.6%
250	Colgate-Palmolive Co.	15,891	16,590
1,100	Freshpet Inc.†	40,646	70,257
200	General Mills Inc.	9,014	10,554
200	Nestlé SA	15,283	20,665

		80,834	118,066

	Pet Healthcare — 14.6%
12,500	Covetrus Inc.†	229,823	101,750
2,250	CVS Group plc	18,633	23,056
5,500	Elanco Animal Health Inc.†	136,012	123,145
1,000	Patterson Cos. Inc.	19,346	15,290

		403,814	263,241

	Pet Products — 18.3%
2,500	Central Garden & Pet Co.†	65,605	68,750
3,750	Chewy Inc., Cl. A†	93,966	140,587
250	Church & Dwight Co. Inc.	13,215	16,045
100	The Clorox Co.	13,368	17,325
700	Zooplus AG†	80,034	86,004

		266,188	328,711

	Pet Services — 15.2%
4,250	PetIQ Inc.†	101,805	98,728
32,500	Pets at Home Group plc	61,596	103,908
150	Tractor Supply Co.	11,272	12,683

Shares		Cost	Market Value
2,250	Trupanion Inc.†	$58,204	$58,568

		232,877	273,887

	Pharmaceuticals — 17.8%
22,500	Animalcare Group plc	50,515	42,619
1,500	Dechra Pharmaceuticals plc	44,674	43,821
12,000	Eco Animal Health Group plc	59,201	32,791
17,576	Kindred Biosciences Inc.†	130,814	70,304
1,750	Phibro Animal Health Corp., Cl. A	41,784	42,298
750	Zoetis Inc.	66,148	88,268

		393,136	320,101

	Retail — 1.6%
500	CVS Health Corp.	27,379	29,665

	TOTAL COMMON STOCKS	1,573,822	1,505,416

	RIGHTS — 0.0%
	Pet Healthcare — 0.0%
10,000	Elanco Animal Health Inc., CVR†	0	100

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 23.0%
$415,000	U.S. Treasury Bills, 0.113% to 1.525%††, 04/02/20 to 10/01/20	414,811	414,914

	TOTAL INVESTMENTS — 106.7%	$1,988,633	1,920,430

	Other Assets and Liabilities (Net) — (6.7)%		(121,214)

	NET ASSETS — 100.0%		$1,799,216

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
CVR	Contingent Value Right

See accompanying notes to financial statements.

4

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $1,988,633)	$1,920,430
Foreign currency, at value (cost $5,104)	4,983
Receivable for investments sold	9,637
Receivable for Fund shares sold	98
Receivable from Adviser	20,702
Dividends receivable	294
Prepaid expenses	29,207

Total Assets.	1,985,351

Liabilities:
Payable to custodian	7,542
Payable for investments purchased	149,924
Payable for investment advisory fees	4,864
Payable for legal and audit fees	11,733
Payable for shareholder communications expenses	10,436
Other accrued expenses	1,636

Total Liabilities	186,135

Net Assets
(applicable to 200,397 shares outstanding)	$1,799,216

Net Assets Consist of:
Paid-in capital	$1,988,473
Total accumulated loss	(189,257)

Net Assets	$1,799,216

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized

Net Asset Value, offering, and redemption price per share ($1,799,216 ÷ 200,397 shares outstanding)	$8.98

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Dividends	$6,291
Interest	1,243

Total Investment Income	7,534

Expenses:
Investment advisory fees	9,110
Trustees’ fees	11,739
Registration expenses	8,570
Legal and audit fees	8,425
Shareholder communications expenses	6,373
Shareholder services fees	1,168
Custodian fees	785
Miscellaneous expenses	4,529

Total Expenses	50,699

Less:
Expense reimbursements (See Note 3)	(42,500)

Net Expenses	8,199

Net Investment Loss	(665)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(22,452)
Net realized gain on foreign currency transactions	27

Net realized loss on investments and foreign currency transactions	(22,425)

Net change in unrealized appreciation/depreciation:
on investments	15,486
on foreign currency translations	(91)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,395

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(7,030)

Net Decrease in Net Assets Resulting from Operations	$(7,695)

See accompanying notes to financial statements.

5

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income/(loss)	$(665)	$6,101
Net realized loss on investments and foreign currency transactions	(22,425)	(92,452)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,395	(125,030)

Net Decrease in Net Assets Resulting from Operations	(7,695)	(211,381)

Distributions to Shareholders:
Accumulated earnings	(6,147)	(3,200)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	219,623	1,056,996
Reinvestment of distributions	3,800	—
Cost of shares redeemed	(36,117)	(510,771)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	187,306	546,225

Net Increase in Net Assets	173,464	331,644
Net Assets:
Beginning of year	1,625,752	1,294,108

End of period	$1,799,216	$1,625,752

See accompanying notes to financial statements.

6

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets / Supplemental Data
Year Ended September 30(a)	Net Asset Value, Beginning of Period	Net Investment Income(b)		Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursements		Operating Expenses Net of Reimbursements		Portfolio Turnover Rate
2020(c)	$8.94	$0.00	(d)	$0.07	$0.07	$(0.03)	$(0.03)	$8.98	0.8%	$1,799	(0.07	)%(e)	5.57	%(e)	0.90	%(e)	21%
2019	10.35	0.04		(1.42)	(1.38)	(0.03)	(0.03)	8.94	(13.4)	1,626	0.46		7.48		0.90		65
2018(f)	10.00	0.01		0.34	0.35	—	—	10.35	3.5	1,294	0.51	(e)	9.57	(e)	0.90	(e)	59

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Pet Parents’ Next Shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	For the six months ended March 31, 2020, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	The Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

7

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Innovations Trust (the Innovations Trust), a Delaware statutory trust, was organized on December 6, 2018 and is the successor to Gabelli NextShares Trust, also a Delaware statutory trust that was organized on March 20, 2015 pursuant to a Plan of Reorganization approved by the Board of the NextShares Trust (the NextShares Trust). In this connection, The Gabelli Pet Parents’ Fund (the Fund), is the successor to the Gabelli Pet Parents’ NextShares, that commenced investment operations on December 1, 2016. On April 1, 2019, the Gabelli Pet Parents’ Fund commenced investment operations as a non-diversified open-end investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). In all material respects, the Fund has the same investment objective and strategies and complies with the investment guidelines and restrictions as those of the Gabelli Pet Parents’ NextShares.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at

8

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,505,416	—	$1,505,416
Rights	—	$100	100
U.S. Government Obligations	—	414,914	414,914
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,505,416	$415,014	$1,920,430

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2020 or September 30, 2019.

9

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

10

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2020, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

Distributions paid from:
Ordinary income	$3,200

Total distributions paid	$3,200

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the

11

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,997,725	$188,581	$(265,876)	$(77,295)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2021 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At March 31, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $178,793.

For the year ended September 30, 2018, expiring September 30, 2021	$48,885
For the year ended September 30, 2019, expiring September 30, 2022	87,408
For the six months ended March 31, 2020, expiring September 30, 2023	42,500

$178,793

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per special meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000 per year. The Chairman of the Nominating Committee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees

12

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2020, other than short term securities and U.S. Government obligations, aggregated $333,766 and $331,727, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Fund paid $31 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2020, the Adviser did not seek reimbursement.

6. Significant Shareholder. As of March 31, 2020, 62.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers Shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
	Shares	Shares

Shares sold	21,893	110,871
Shares issued upon reinvestment of distributions	403	—
Shares redeemed	(3,718)	(54,052)

Net increase	18,578	56,819

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI PET PARENTS’ FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of the Gabelli Pet Parents’ Fund since inception of the Fund. He currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Innovations Trust

GABELLI PET PARENTS’ FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President,

Anthony J. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President and

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibelio

Senior Partner,

Bright Side Consulting

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’ Fund It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q120SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Innovations Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/29/2020

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/29/2020

* Print the name and title of each signing officer under his or her signature.